Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per share
Net income (loss) attributable to U.S. Cellular shareholders	$ (42,812)	$ 140,038	$ 111,006
Weighted average number of shares used in basic earnings (loss) per share
Weighted average number of shares used in basic earnings (loss) per share	84,213	83,968	84,645
Effects of dilutive securities:
Stock options		211	184
Restricted stock units		551	401
Weighted average number of shares used in diluted earnings (loss) per share	84,213	84,730	85,230
Earnings per share, Other disclosures
Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$ (0.51)	$ 1.67	$ 1.31
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$ (0.51)	$ 1.65	$ 1.30
Dividend payable date		Jun. 25, 2013
Dividend date of record		Jun. 11, 2013
Series A Common and Common Shares, dividends per share paid		$ 5.75
Series A Common and Common Shares, dividends paid		$ 482,270
Stock Options
Earnings per share, Other disclosures
Antidilutive securities	3,279	2,010	2,123
Restricted Stock Units
Earnings per share, Other disclosures
Antidilutive securities	1,186	190	369